Other operating income/(expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Other operating income	R$ 353,834	R$ 413,665	R$ 377,480
Revenue from incentives from Tesouro Direto, B3 and others	284,661	366,163	352,879
Interest received on tax	15,436	7,604	5,521
Recovery of charges and expenses	5,945	4,473	1,798
Reversal of operating provisions	11,704	7,422	1,366
Other	36,088	28,003	15,916
Other operating expenses	(96,890)	(89,311)	(206,427)
Legal, administrative proceedings and agreement with customers	(8,563)	(3,667)	(45,277)
Losses on write-off and disposal of assets	(6,794)	(4,377)	(52,102)
Tax incentive expenses	(5,780)	(10,788)	(8,136)
Fines and penalties	(4,574)	(1,378)	(16,995)
Associations and regulatory fees	(15,118)	(11,714)	(13,524)
Charity	(34,005)	(30,171)	(41,654)
Other	(22,056)	(27,216)	(28,739)
Total	R$ 256,944	R$ 324,354	R$ 171,053